Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income (loss)	€ (23,719)	€ (10,334)
Items which will not reclassified in the consolidated statement of income (loss)
Actuarial gains and (losses) related to defined benefit obligations	566	(131)
Elements which will be reclassified in the consolidated statement of income (loss)
Foreign currency translation gain (loss)	(178)	(13)
Other comprehensive income (loss)	388	(144)
Total comprehensive (loss)	€ (23,331)	€ (10,478)